Finance debts - Long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Long-term debt	€ 18,910	€ 20,082
Later than one year and not later than two years
Borrowings
Long-term debt	1,691
Later than two years and not later than three years
Borrowings
Long-term debt	1,250
Later than three years and not later than four years
Borrowings
Long-term debt	2,731
Later than four years and not later than five years
Borrowings
Long-term debt	1,776
beyond 5 years
Borrowings
Long-term debt	11,462
Banks
Borrowings
Long-term debt	2,341	2,710
Banks | Later than one year and not later than two years
Borrowings
Long-term debt	750
Banks | Later than two years and not later than three years
Borrowings
Long-term debt	146
Banks | Later than three years and not later than four years
Borrowings
Long-term debt	838
Banks | Later than four years and not later than five years
Borrowings
Long-term debt	134
Banks | beyond 5 years
Borrowings
Long-term debt	473
Ordinary Bonds
Borrowings
Long-term debt	16,137	16,923
Ordinary Bonds | Later than one year and not later than two years
Borrowings
Long-term debt	930
Ordinary Bonds | Later than two years and not later than three years
Borrowings
Long-term debt	698
Ordinary Bonds | Later than three years and not later than four years
Borrowings
Long-term debt	1,879
Ordinary Bonds | Later than four years and not later than five years
Borrowings
Long-term debt	1,641
Ordinary Bonds | beyond 5 years
Borrowings
Long-term debt	10,989
Convertible Bonds
Borrowings
Long-term debt	393	390
Convertible Bonds | Later than two years and not later than three years
Borrowings
Long-term debt	393
Other financial institutions
Borrowings
Long-term debt	39	€ 59
Other financial institutions | Later than one year and not later than two years
Borrowings
Long-term debt	11
Other financial institutions | Later than two years and not later than three years
Borrowings
Long-term debt	13
Other financial institutions | Later than three years and not later than four years
Borrowings
Long-term debt	14
Other financial institutions | Later than four years and not later than five years
Borrowings
Long-term debt	€ 1